Entity-Wide Disclosure (Details) - Schedule of property, plant and equipment by geographical location - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Entity-Wide Disclosure (Details) - Schedule of property, plant and equipment by geographical location [Line Items]
Property, plant and equipment, net	$ 201,232	$ 189,706
Americas (primarily the United States) [Member]
Entity-Wide Disclosure (Details) - Schedule of property, plant and equipment by geographical location [Line Items]
Property, plant and equipment, net	53,830	58,169
EMEA [Member]
Entity-Wide Disclosure (Details) - Schedule of property, plant and equipment by geographical location [Line Items]
Property, plant and equipment, net	143,907	127,234
Asia Pacific [Member]
Entity-Wide Disclosure (Details) - Schedule of property, plant and equipment by geographical location [Line Items]
Property, plant and equipment, net	$ 3,495	$ 4,303